Annual Total Returns- DWS Massachusetts Tax-Free Fund (Classes ACS) [BarChart] - Classes ACS - DWS Massachusetts Tax-Free Fund - INST Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(0.48%)	10.69%	8.40%	(5.05%)	9.91%	2.72%	(0.24%)	4.70%	0.07%	7.38%